Nature of Operations	12 Months Ended
Mar. 31, 2023
Nature of Operations
Nature of Operations

1. Nature of Operations

Warrantee Inc. (“Warrantee”) and its wholly-owned subsidiary (collectively, the “Company”) provide sponsored marketing services used in the durables vertical (the “Durables Vertical”) and the commercial healthcare vertical (the “Commercial Healthcare Vertical”). Warrantee was incorporated in October 2013, and its wholly-owned subsidiary, Warrantee Pte. Ltd. (“Warrantee Pte.”) was incorporated in December 2019 in Singapore. The Company’s fiscal year end is March 31.

The Durables Vertical business model allows participating users (“Participant Users”) to receive warranty services for repair or replacement of electric appliances, kitchen appliances and other equipment free of charge in exchange for personal information, including purchase data. The Company organizes the data and provides it with the prior consent of Participant Users to corporate sponsor companies (“Corporate Sponsors”). This information allows Corporate Sponsors to market their products efficiently. In return for the information, the Corporate Sponsors pay sponsor fees to the Company which in turn the Company uses to purchase extended warranty coverage for the products of Participant Users. The Company itself does not provide the extended warranties; it purchases such coverage from third party providers.

The Company commenced a new model of Durables Vertical during the fiscal year ended March 31, 2022. The new model allows clinics participating in the Company’s campaigns (“Participant Clinics”) to receive warranty services for repair or replacement of their medical equipment free of charge in exchange for clinic information, including the name of the clinics, phone numbers, and addresses. The Company organizes the data and provides it with the prior consent of Participant Clinics to Corporate Sponsors. This information allows Corporate Sponsors to market their products efficiently. In return for the information, the Corporate Sponsors pay sponsor fees to the Company which in turn the Company uses to purchase extended warranty coverage for the products of Participant Clinics. The Company itself does not provide the extended warranties; it purchases such coverage from third party providers.

During the fiscal year ended March 31, 2021, the Company expanded its business model into Commercial Healthcare Vertical, which allows Participant Users to receive complimentary examinations or treatments for a range of specified ailments and procedures, including polymerase chain reaction testing, genetic testing, and arthritic and orthopedic procedures. During the fiscal year ended March 31, 2021, the Company also conducted sales promotions on behalf of Corporate Sponsors to Participant Users based on the results of their genetic tests. Similar to the Durables Vertical, the Company gathers information from Participant Users with their prior consent and then provides the information, including feedback on the relevant healthcare services, to Corporate Sponsors. Data collected includes basic profile information of the patient in addition to specific, targeted data on personal health markers and responses to the specific treatment, procedure, or healthcare product. In return for the information, the Corporate Sponsors pay sponsor fees to the Company which in turn the Company pays the costs for the healthcare services. The result is that Participant Users are able to enjoy the benefits of healthcare services for free and the Corporate Sponsors are able to use the information to market its product efficiently.

The Company’s customers, or Corporate Sponsors, include manufacturers and distributors of home appliances, healthcare equipment, and health food distributors. All customers are located throughout Japan for the presented periods, and the Company is headquartered in Japan.

As described in Note 2, Summary of Significant Accounting Policies, “Revenue Recognition,” the Company recognized other source of revenue from System Development during the fiscal year ended March 31, 2021 and from Advertising, Licensing, and System Development during the fiscal year ended March 31, 2022. However, the Company does not expect to generate this type of revenue in future periods.

On March 11, 2020, the World Health Organization designated the outbreak of the novel strain of coronavirus (“COVID-19”) as a pandemic. The Company did not observe significant impacts on its business or results of operations for the fiscal years ended March 31, 2023, 2022, or 2021 due to the global emergence of COVID-19. The Company also applied for the subsidy program for sustaining businesses by the Japanese government with COVID-19 special treatment. For the fiscal year ended March 31, 2021, the Company received ¥2,000 thousand from the subsidy program. The subsidy is not limited in scope and can help cover a wide variety of purposes. The Japanese government subsidies of non-operating nature with no further conditions to be met are recorded in “Other income” in the Consolidated Statements of Income (Loss) when received. While the extent to which COVID-19 impacts the Company’s future results will depend on future developments, the pandemic and associated economic impacts could result in an impact to the Company’s future financial condition, results of operations and cash flows.

Going concern

The Company had a negative working capital of ¥156.4 million and ¥112.7 million as of March 31, 2023 and 2022, respectively. The Company has a history of recurring losses, including a loss from operations of ¥89.8 million and ¥27.8 million for the fiscal years ended March 31, 2022 and 2021, respectively. This operating loss had resulted in an accumulated deficits of ¥470.6 million and ¥511.9 million as of March 31, 2023 and 2022, respectively.

The Company’s consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. The Company’s ability to continue as a going concern is dependent upon the Company’s ability to attract and retain revenue generating customers, acquire new customer contracts, and secure additional financing.

The Company may consider obtaining additional financing in the future through the issuance of the Company’s common shares, through other equity or debt financings, or other means. The Company, however, is dependent upon its ability to obtain new revenue generating customer contracts, secure equity, and/or debt financing and there are no assurances that the Company will be successful. The consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts, or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.